Share-Based Compensation - Schedule of Compensation Expense Recognized for Share-Based Awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 116,611	¥ 5,821	¥ 10,578
Restricted Shares Owned by the Founder – Equity Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	826	2,670	6,051
Restricted Shares Owned by the Founder – Liability Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	212	286	266
Restricted Shares Owned by the Founder on Behalf of Certain Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	14	48	93
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	25,391	¥ 2,817	¥ 4,168
Shares Awarded to Mr. Chen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 90,168